Organization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 16, 2018	Apr. 30, 2018	Dec. 31, 2018	Apr. 29, 2018	Dec. 31, 2017
Common stock shares issued	12,650,000	24,150,000	139,453,710		65,285,962
Proceeds from issuance of IPO and private placement		$ 631.3
Foundation Holding LLC [Member]
Ownership Percentage By Parent				100.00%
Ceridian Holding and Ceridian Holding II [Member] | Sponsors [Member]
Ownership percentage by sponsors				96.00%
Ceridian Holding and Ceridian Holding II [Member] | Other Individuals [Member]
Minority interest ownership percentage by other				4.00%
IPO [Member]
Shares issued		21,000,000
Shares issued, price per share		$ 22.00
Private Placement [Member]
Shares issued		4,545,455
Shares issued, price per share		$ 22.00
Underwriter [Member]
Stock option exercised	1,650,000	3,150,000
Secondary Offering [Member]
Shares issued	11,000,000
Shares issued, price per share	$ 36.00
Secondary Offering [Member] | Selling, General and Administrative Expense [Member]
Offering costs			$ 1.3